Short-Term Borrowings - Summary of Short-Term Borrowings (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Short-term borrowings	$ 29,893	$ 27,608	$ 26,302
Short-term borrowings, interest rate, at year end	0.19%	0.52%	0.57%
Short-term borrowings, average for the year	30,252	27,683	28,549
Short-term borrowings, interest rate, average for the year	0.88%	1.29%	1.57%
Federal Funds Purchased [Member]
Short-term Debt [Line Items]
Short-term borrowings	886	594	950
Short-term borrowings, interest rate, at year end	0.12%	0.11%	0.11%
Short-term borrowings, average for the year	2,366	1,879	1,338
Short-term borrowings, interest rate, average for the year	7.94%	9.72%	15.32%
Short-term borrowings, maximum month end balance	3,258	3,569	2,467
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term borrowings	948	2,057	3,388
Short-term borrowings, interest rate, at year end	0.05%	5.34%	3.26%
Short-term borrowings, average for the year	798	2,403	4,942
Short-term borrowings, interest rate, average for the year	1.07%	4.65%	3.52%
Short-term borrowings, maximum month end balance	948	3,121	5,922
Commercial Paper [Member]
Short-term Debt [Line Items]
Short-term borrowings	22,197	19,400	16,202
Short-term borrowings, interest rate, at year end	0.12%	0.11%	0.12%
Short-term borrowings, average for the year	21,227	17,467	15,806
Short-term borrowings, interest rate, average for the year	0.12%	0.12%	0.14%
Short-term borrowings, maximum month end balance	22,322	19,400	17,385
Other Short Term Borrowings [Member]
Short-term Debt [Line Items]
Short-term borrowings	5,862	5,557	5,762
Short-term borrowings, interest rate, at year end	0.51%	0.19%	0.29%
Short-term borrowings, average for the year	5,861	5,934	6,463
Short-term borrowings, interest rate, average for the year	0.78%	0.72%	0.72%
Short-term borrowings, maximum month end balance	$ 7,417	$ 6,301	$ 7,443